Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Overseas Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Class A
Trading Symbol	COSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and health care sectors and a larger allocation to the consumer discretionary sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Primo Brands Corp., a beverage company; DBS Group Holdings Ltd., a financial services company; Celestica, Inc., a technology solutions company; ING Groep NV, a financial services company, and AstraZeneca PLC, a pharmaceutical company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the energy, communication services and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller allocation to the financials sector and larger allocations to the information technology and energy sectors detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Parade Technologies Ltd., a semiconductor company; Novo Nordisk A/S, a pharmaceutical company; and Samsung Electronics Co., Ltd., an appliance and consumer electronics company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class A (excluding sales charges)	11.74	7.39	4.31
Class A (including sales charges)	5.32	6.12	3.43
MSCI EAFE Index (Net)	8.77	8.70	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information .
Net Assets	$ 918,623,506
Holdings Count | Holdings	162
Advisory Fees Paid, Amount	$ 7,490,638
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 918,623,506
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$ 7,490,638
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Overseas Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional Class
Trading Symbol	COSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and health care sectors and a larger allocation to the consumer discretionary sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Primo Brands Corp., a beverage company; DBS Group Holdings Ltd., a financial services company; Celestica, Inc., a technology solutions company; ING Groep NV, a financial services company, and AstraZeneca PLC, a pharmaceutical company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the energy, communication services and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller allocation to the financials sector and larger allocations to the information technology and energy sectors detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Parade Technologies Ltd., a semiconductor company; Novo Nordisk A/S, a pharmaceutical company; and Samsung Electronics Co., Ltd., an appliance and consumer electronics company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class	12.11	7.65	4.58
MSCI EAFE Index (Net)	8.77	8.70	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information .
Net Assets	$ 918,623,506
Holdings Count | Holdings	162
Advisory Fees Paid, Amount	$ 7,490,638
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 918,623,506
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$ 7,490,638
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. D erivati
ves are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Overseas Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and health care sectors and a larger allocation to the consumer discretionary sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Primo Brands Corp., a beverage company; DBS Group Holdings Ltd., a financial services company; Celestica, Inc., a technology solutions company; ING Groep NV, a financial services company, and AstraZeneca PLC, a pharmaceutical company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the energy, communication services and financials sectors hurt the Fund’s relative results
during the annual period.
Allocations
| A smaller allocation to the financials sector and larger allocations to the information technology and energy sectors detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Parade Technologies Ltd., a semiconductor company; Novo Nordisk A/S, a pharmaceutical company; and Samsung Electronics Co., Ltd., an appliance and consumer electronics company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional 2 Class	12.17	7.74	4.65
MSCI EAFE Index (Net)	8.77	8.70	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information
Net Assets	$ 918,623,506
Holdings Count | Holdings	162
Advisory Fees Paid, Amount	$ 7,490,638
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 918,623,506
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$ 7,490,638
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subjec
t to
change.
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Overseas Core Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and health care sectors and a larger allocation to the consumer discretionary sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Primo Brands Corp., a beverage company; DBS Group Holdings Ltd., a financial services company; Celestica, Inc., a technology solutions company; ING Groep NV, a financial services company, and AstraZeneca PLC, a pharmaceutical company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the energy, communication services and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller allocation to the financials sector and larger allocations to the information technology and energy sectors detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Parade Technologies Ltd., a semiconductor company; Novo Nordisk A/S, a pharmaceutical company; and Samsung Electronics Co., Ltd., an appliance and consumer electronics company, were top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional 3 Class	12.23	7.82	4.73
MSCI EAFE Index (Net)	8.77	8.70	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 918,623,506
Holdings Count | Holdings	162
Advisory Fees Paid, Amount	$ 7,490,638
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 918,623,506
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$ 7,490,638
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.8%
Sanofi SA	2.4%
Prosus NV, Class N	2.2%
Shell PLC	2.2%
ASR Nederland NV	2.1%
ING Groep NV	2.0%
DBS Group Holdings Ltd.	2.0%
Check Point Software Technologies Ltd.	2.0%
Northern Star Resources Ltd.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.9%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds